Cover	Oct. 19, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 21, 2021, Franklin BSP Realty Trust, Inc. (“FBRT”) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission (the “SEC”) in connection with the consummation on October 19, 2021 (the “Closing Date”), of the transactions contemplated by that certain Agreement and Plan of Merger, dated as of July 25, 2021, as amended pursuant to that certain First Amendment to Agreement and Plan of Merger, dated as of September 22, 2021 (as amended, the “Merger Agreement”), by and among FBRT, Rodeo Sub I, LLC (“Merger Sub”), Capstead Mortgage Corporation (“Capstead”) and, solely for the purposes set forth therein, Benefit Street Partners L.L.C., FBRT’s external manager (“BSP”). Pursuant to the Merger Agreement, on the Closing Date, Capstead merged with and into Merger Sub, with Merger Sub continuing as the surviving company (the “Merger”). This Current Report on Form 8-K/A is being filed to amend the Form 8-K to provide the financial statements and pro forma financial information described below, in accordance with the requirements of Item 9.01 of Form 8-K.
Document Period End Date	Oct. 19, 2021
Entity File Number	000-55188
Entity Registrant Name	Franklin BSP Realty Trust, Inc.
Entity Central Index Key	0001562528
Entity Tax Identification Number	46-1406086
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	Suite 32A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	588-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FBRT
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Title of 12(b) Security	7.50% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	FBRT PRE
Security Exchange Name	NYSE